DEFERRED TAX EXPENSE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Deferred Tax Expense Tables
Deferred tax assets and liabilities

The components of deferred tax assets and liabilities are as follows:

	March 31, 2015	December 31, 2014
Deferred income tax assets:
Allowance for bad debt	$44,000	$21,000
Warrants expense	2,317,000	2,216,000
Derivatives expense	1,192,000	1,274,000
Net operating losses	3,350,000	3,227,000
	6,903,000	6,738,000
Valuation allowance	(6,903,000)	(6,738,000)

Net deferred tax assets	$-	$-

	December 31, 2014	December 31, 2013
Deferred income tax assets:
Allowance for bad debt	$21.000	$-
Warrants expense	2,216,000	-
Derivatives expense	1,274,000	-
Net operating losses	3,227,000	70,700
	6,738,747	70,700
Valuation allowance	(6,738,000)	(70,700)

Net deferred tax assets	$-	$-

Effective tax rate
Effective Tax Rate	December 31, 2014	December 31, 2013
Federal statutory	35.00%	35.00%
State and local, net of federal	5.84%	5.84%
Change in Valuation allowance	(40.84)%	(40.84)%

Total effective tax rate	0.00%	0.00%